Share-based compensation - Schedule of Share Option Activity (Details)	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares shares
Shares Granted or Issued, Share-Based Payment Arrangement [Abstract]
Number of options, Options outstanding | shares	639,756
Weighted average exercise price, Options outstanding | $ / shares	$ 1.15
Weighted- average remaining contractual term (in years), Options outstanding	2 years 6 months 10 days
Aggregate intrinsic value, Options outstanding | $	$ 6,398
Number of options, Exercised | shares	19,899
Weighted average exercise price, Exercised | $ / shares	$ 1.05
Aggregate intrinsic value, Exercised | $	$ 19,302
Number of options, Forfeited | shares	45,767
Weighted average exercise price, Forfeited | $ / shares	$ 1.02
Number of options, Options outstanding | shares	574,090
Weighted average exercise price, Options outstanding | $ / shares	$ 1.16
Weighted- average remaining contractual term (in years), Options outstanding	2 years 29 days
Aggregate intrinsic value, Options outstanding | $	$ (103,926)
Number of options, Options exercisable | shares	374,586
Weighted average exercise price, Options exercisable | $ / shares	$ 1.04
Weighted- average remaining contractual term (in years), Options exercisable	1 year 9 months 3 days
Aggregate intrinsic value, Options exercisable | $	$ (20,881)